Share Capital - Summary of Issued and Fully Paid Ordinary Shares (Detail) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Repurchases of shares	[1]	$ (2,007)
Scrip dividends			$ 3,120
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance		696	683
Repurchases of shares	[1],[2]	(4)
Scrip dividends	[2]		9
Ending balance		$ 692	$ 692
Class A Shares [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares		4,597,136,050	4,428,903,813
Repurchases of shares, in shares		(43,054,969)
Scrip dividends, in shares			115,510,804
Ending balance, in shares		4,554,081,081	4,544,414,617
Beginning balance		$ 387	$ 374
Repurchases of shares		(4)
Scrip dividends			9
Ending balance		$ 383	$ 383
Class B Shares [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares		3,745,486,731	3,745,486,731
Repurchases of shares, in shares		0
Scrip dividends, in shares			0
Ending balance, in shares		3,745,486,731	3,745,486,731
Beginning balance		$ 309	$ 309
Repurchases of shares		0
Scrip dividends			0
Ending balance		$ 309	$ 309

[1]	On July 26, 2018 Shell entered into an irrevocable, non-discretionary arrangement to enable the repurchase of A ordinary and/or B ordinary shares for cancellation, covering the period up to and including October 25, 2018. The repurchase of shares recognised through retained earnings in the quarter represents the aggregate maximum consideration Shell is contractually bound to under this first tranche of the buyback programme, plus associated stamp duty.
[2]	See Note 4 "Share capital".